Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 6.9%
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (A)	$ 1,219,696	$ 1,186,933
BlueMountain CLO Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 1.17% (B), 07/18/2027 (A)	1,035,007	1,035,359
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	415,544	416,852
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month LIBOR + 1.00%, 0.00% (B), 10/18/2030 (A)	11,780,000	11,782,274
GoodLeap Sustainable Home Solutions Trust
2.66%, 01/20/2049 (C)	3,963,000	3,962,054
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (A)	3,090,929	2,970,572
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (A)	3,242,281	3,176,740
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	386,929	390,650
ICG US CLO Ltd.
Series 2014-1A, Class A1A2,
3-Month LIBOR + 1.20%, 1.45% (B), 10/20/2034 (A)	2,755,000	2,757,816
JG Wentworth XXI LLC
Series 2010-2A, Class A,
4.07%, 01/15/2048 (A)	440,484	455,104
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (A)	656,949	674,477
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (A)	1,041,792	1,069,656
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (A)	680,684	688,373
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (B), 04/25/2057 (A)	7,097	7,093
MVW Owner Trust
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	1,047,351	1,051,757
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	543,039	551,232
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (A)	11,450,000	11,381,038
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (A)	10,770,000	10,705,664
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (A)	744,000	743,510

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 1.44% (B), 01/20/2031 (A)	$ 3,600,000	$ 3,601,490
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1,
1.28%, 08/15/2052 (A)	5,544,232	5,542,991
Orange Lake Timeshare Trust
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	257,317	257,383
Series 2018-A, Class A,
3.10%, 11/08/2030 (A)	1,071,476	1,087,379
Series 2018-A, Class B,
3.35%, 11/08/2030 (A)	876,655	889,352
Series 2019-A, Class A,
3.06%, 04/09/2038 (A)	692,599	699,283
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 1.35% (B), 07/20/2030 (A)	6,450,000	6,452,528
RAAC Trust
Series 2007-RP4, Class A,
1-Month LIBOR + 0.35%, 0.46% (B), 11/25/2046 (A)	497,248	485,261
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A,
0.99%, 11/20/2037 (A)	4,172,566	4,117,932
Towd Point Mortgage Trust
Series 2016-2, Class A1A,
2.75% (B), 08/25/2055 (A)	260,666	260,983
Series 2016-3, Class A1,
2.25% (B), 04/25/2056 (A)	118,442	118,396
Series 2016-4, Class A1,
2.25% (B), 07/25/2056 (A)	536,059	537,522
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	1,083,024	1,090,778
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	466,645	470,505
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	1,337,597	1,350,973
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	4,368,113	4,408,352
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	2,978,353	3,028,692
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	2,779,484	2,753,249
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (A)	4,500,000	4,392,482
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (A)	3,945,000	3,942,540
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (A)	1,252,687	1,251,006

Transamerica Funds	Page 1

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (A)	$ 1,935,044	$ 1,947,353
Wellfleet CLO Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 1.39% (B), 10/20/2028 (A)	6,132,111	6,137,207

Total Asset-Backed Securities (Cost $110,354,024)		109,830,791

CORPORATE DEBT SECURITIES - 34.7%
Aerospace & Defense - 0.8%
BAE Systems PLC
3.40%, 04/15/2030 (A)	2,003,000	2,069,757
Boeing Co.
3.50%, 03/01/2039	3,904,000	3,707,032
5.15%, 05/01/2030	3,490,000	3,926,329
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028 (A)	3,716,000	3,535,643

		13,238,761

Air Freight & Logistics - 0.3%
GXO Logistics, Inc.
2.65%, 07/15/2031 (A)	5,332,000	5,059,971

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	171	172
JetBlue Pass-Through Trust
2.75%, 11/15/2033	3,814,091	3,748,018
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027 (A)	2,691,319	2,859,526
Southwest Airlines Co. Pass-Through Trust
6.15%, 02/01/2024	70,627	71,490
United Airlines Pass-Through Trust
3.75%, 03/03/2028	2,288,223	2,394,884

		9,074,090

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025	1,948,000	2,023,520

Automobiles - 0.2%
General Motors Co.
4.88%, 10/02/2023	1,960,000	2,060,776
6.25%, 10/02/2043	772,000	987,253

		3,048,029

Banks - 4.5%
ABN AMRO Bank NV
Fixed until 12/13/2031, 3.32% (B), 03/13/2037 (A)	4,600,000	4,406,287
Banco Santander SA
2.75%, 12/03/2030	2,000,000	1,882,657
Bank of America Corp.
Fixed until 09/21/2031, 2.48% (B), 09/21/2036	5,203,000	4,829,615
Fixed until 06/19/2040, 2.68% (B), 06/19/2041	2,709,000	2,468,080
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	3,090,000	3,207,992

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays PLC
4.84%, 05/09/2028	$ 1,356,000	$ 1,459,343
BPCE SA
Fixed until 10/19/2031, 3.12% (B), 10/19/2032 (A)	2,486,000	2,398,310
Fixed until 01/14/2032, 3.65%, 01/14/2037	2,488,000	2,458,028
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (B), 10/27/2028	6,415,000	6,703,275
Commerzbank AG
8.13%, 09/19/2023 (A)	5,107,000	5,548,915
Danske Bank A/S
Fixed until 12/20/2024, 3.24% (B), 12/20/2025 (A)	3,181,000	3,261,149
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (B), 06/01/2032 (A)	1,044,000	1,001,175
5.02%, 06/26/2024 (A)	2,745,000	2,858,583
JPMorgan Chase & Co.
Fixed until 10/15/2029, 2.74% (B), 10/15/2030	1,397,000	1,387,093
Fixed until 05/13/2030, 2.96% (B), 05/13/2031	5,355,000	5,320,913
4.13%, 12/15/2026	2,997,000	3,230,384
Macquarie Bank Ltd.
3.62%, 06/03/2030 (A)	4,765,000	4,818,212
Natwest Group PLC
Fixed until 08/28/2030, 3.03% (B), 11/28/2035	2,501,000	2,378,983
UniCredit SpA
Fixed until 06/03/2031, 3.13% (B), 06/03/2032 (A)	5,001,000	4,722,209
Wells Fargo & Co.
Fixed until 03/15/2026 (D), 3.90% (B)	1,268,000	1,255,891
4.10%, 06/03/2026	4,713,000	5,033,105
Fixed until 06/15/2024 (D), 5.90% (B)	1,573,000	1,612,325

		72,242,524

Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	2,365,000	2,643,692
4.75%, 01/23/2029	2,770,000	3,137,835
Constellation Brands, Inc.
3.15%, 08/01/2029	1,415,000	1,442,969
3.70%, 12/06/2026	1,010,000	1,072,566
Keurig Dr. Pepper, Inc.
3.20%, 05/01/2030	2,574,000	2,647,144

		10,944,206

Biotechnology - 0.4%
AbbVie, Inc.
3.20%, 05/14/2026	1,254,000	1,296,851
4.05%, 11/21/2039	1,702,000	1,839,010
Amgen, Inc.
2.00%, 01/15/2032	2,617,000	2,426,118
Gilead Sciences, Inc.
4.15%, 03/01/2047	852,000	947,374

		6,509,353

Building Products - 0.7%
Carlisle Cos., Inc.
2.20%, 03/01/2032	2,047,000	1,905,043
3.75%, 12/01/2027	1,999,000	2,108,778

Transamerica Funds	Page 2

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Carrier Global Corp.
2.72%, 02/15/2030	$ 2,353,000	$ 2,324,514
Owens Corning
7.00%, 12/01/2036	3,696,000	5,069,756

		11,408,091

Capital Markets - 1.8%
Charles Schwab Corp.
Fixed until 06/01/2026 (D), 4.00% (B)	4,047,000	3,998,153
Credit Suisse Group AG
Fixed until 09/11/2024, 2.59% (B), 09/11/2025 (A)	2,419,000	2,432,653
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (B), 11/26/2025	1,617,000	1,684,050
Fixed until 04/08/2030, 5.88% (B), 07/08/2031	2,738,000	3,061,248
Goldman Sachs Group, Inc.
6.75%, 10/01/2037	2,654,000	3,589,505
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
2.63%, 10/15/2031	3,321,000	3,166,907
Morgan Stanley
Fixed until 09/16/2031, 2.48% (B), 09/16/2036	6,065,000	5,635,412
Fixed until 01/21/2032, 2.94%, 01/21/2033	1,344,000	1,347,798
3.70%, 10/23/2024	1,060,000	1,108,615
5.00%, 11/24/2025	2,215,000	2,428,181

		28,452,522

Chemicals - 0.2%
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (A)	2,654,000	2,503,350

Commercial Services & Supplies - 1.0%
ADT Security Corp.
4.13%, 08/01/2029 (A)	2,731,000	2,568,833
Ashtead Capital, Inc.
2.45%, 08/12/2031 (A)	1,478,000	1,398,792
4.25%, 11/01/2029 (A)	1,623,000	1,705,569
ERAC USA Finance LLC
2.70%, 11/01/2023 (A)	3,164,000	3,219,459
3.85%, 11/15/2024 (A)	2,171,000	2,274,525
Triton Container International Ltd. / TAL International Container Corp.
3.25%, 03/15/2032	4,968,000	4,890,102

		16,057,280

Construction & Engineering - 0.1%
Quanta Services, Inc.
2.90%, 10/01/2030	1,999,000	1,966,149

Consumer Finance - 1.0%
Ally Financial, Inc.
8.00%, 11/01/2031	3,475,000	4,709,970
BMW US Capital LLC
2.80%, 04/11/2026 (A)	2,662,000	2,742,591
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	3,928,000	3,932,399
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/2028 (A)	3,274,000	3,108,283
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	1,851,000	1,756,131

		16,249,374

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 0.2%
Sonoco Products Co.
2.25%, 02/01/2027	$ 1,999,000	$ 1,984,719
2.85%, 02/01/2032	1,400,000	1,380,888

		3,365,607

Diversified Financial Services - 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.85%, 10/29/2041	3,414,000	3,341,222
4.50%, 09/15/2023	2,332,000	2,422,719
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	1,781,000	1,711,213
5.50%, 12/15/2024 (A)	4,523,000	4,870,706
Element Fleet Management Corp.
1.60%, 04/06/2024 (A)	1,511,000	1,498,533
3.85%, 06/15/2025 (A)	2,275,000	2,384,405

		16,228,798

Diversified Telecommunication Services - 0.7%
Level 3 Financing, Inc.
3.40%, 03/01/2027 (A)	2,546,000	2,546,000
Sprint Capital Corp.
6.88%, 11/15/2028	822,000	981,879
Verizon Communications, Inc.
1.68%, 10/30/2030	3,127,000	2,854,630
2.99%, 10/30/2056	5,214,000	4,576,940

		10,959,449

Electric Utilities - 1.7%
Appalachian Power Co.
3.40%, 06/01/2025	3,237,000	3,366,281
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	328,000	422,640
DTE Electric Co.
4.30%, 07/01/2044	3,898,000	4,458,198
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	7,128,000	7,320,591
Duke Energy Progress LLC
3.60%, 09/15/2047	1,457,000	1,508,116
Entergy Arkansas LLC
3.70%, 06/01/2024	798,000	830,518
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	2,421,000	2,427,912
5.30%, 06/01/2042	378,000	487,081
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,614,000	2,367,372
PacifiCorp
3.60%, 04/01/2024	1,559,000	1,617,701
5.75%, 04/01/2037	286,000	362,798
Public Service Electric & Gas Co.
3.00%, 05/15/2025	1,551,000	1,597,052

		26,766,260

Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc.
2.95%, 02/15/2032	1,920,000	1,880,309
Keysight Technologies, Inc.
4.60%, 04/06/2027	2,894,000	3,196,615
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	2,585,000	2,583,966

		7,660,890

Transamerica Funds	Page 3

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.3%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	$ 3,474,000	$ 3,674,189
Schlumberger Investment SA
3.65%, 12/01/2023	599,000	619,860

		4,294,049

Equity Real Estate Investment Trusts - 2.5%
American Tower Trust #1
3.65%, 03/23/2028 (A)	2,000,000	2,059,436
Broadstone Net Lease LLC
2.60%, 09/15/2031	3,751,000	3,556,793
Corporate Office Properties LP
2.00%, 01/15/2029	868,000	815,911
2.25%, 03/15/2026	1,256,000	1,250,628
2.75%, 04/15/2031	636,000	611,784
Host Hotels & Resorts LP
2.90%, 12/15/2031	2,079,000	1,953,824
National Retail Properties, Inc.
2.50%, 04/15/2030	1,710,000	1,677,497
Office Properties Income Trust
3.45%, 10/15/2031	2,467,000	2,312,777
Physicians Realty LP
2.63%, 11/01/2031	3,021,000	2,918,739
Piedmont Operating Partnership LP
2.75%, 04/01/2032	2,002,000	1,913,120
SBA Tower Trust
1.63%, 05/15/2051 (A)	3,426,000	3,322,561
1.88%, 07/15/2050 (A)	1,100,000	1,083,840
2.84%, 01/15/2050 (A)	9,139,000	9,311,332
3.45%, 03/15/2048 (A)	2,261,000	2,263,704
Simon Property Group LP
2.20%, 02/01/2031 (E)	2,557,000	2,437,909
Weyerhaeuser Co.
4.00%, 04/15/2030	2,942,000	3,178,687

		40,668,542

Food & Staples Retailing - 0.4%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	3,641,000	3,342,753
Sysco Corp.
3.30%, 07/15/2026	3,170,000	3,310,129

		6,652,882

Food Products - 0.5%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	3,036,000	2,950,371
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%, 02/02/2029 (C)	2,337,000	2,291,055
Pilgrim’s Pride Corp.
3.50%, 03/01/2032 (A)	3,367,000	3,196,125

		8,437,551

Health Care Equipment & Supplies - 0.4%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	1,862,000	1,884,434
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	2,762,000	2,836,325
Koninklijke Philips NV
5.00%, 03/15/2042	1,155,000	1,399,580

		6,120,339

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 1.4%
Anthem, Inc.
2.25%, 05/15/2030	$ 1,698,000	$ 1,626,437
Centene Corp.
3.38%, 02/15/2030	2,847,000	2,793,761
Cigna Corp.
2.40%, 03/15/2030	2,421,000	2,334,532
CVS Health Corp.
2.70%, 08/21/2040	1,856,000	1,660,248
3.75%, 04/01/2030	3,662,000	3,894,228
HCA, Inc.
4.13%, 06/15/2029	999,000	1,064,293
5.25%, 04/15/2025	959,000	1,043,535
5.50%, 06/15/2047	1,546,000	1,869,458
Health Care Service Corp.
2.20%, 06/01/2030 (A)	2,810,000	2,667,262
Molina Healthcare, Inc.
3.88%, 05/15/2032 (A)	1,371,000	1,323,015
4.38%, 06/15/2028 (A)	1,710,000	1,714,549

		21,991,318

Hotels, Restaurants & Leisure - 0.3%
Expedia Group, Inc.
2.95%, 03/15/2031	795,000	764,746
3.80%, 02/15/2028	2,214,000	2,297,282
Hyatt Hotels Corp.
1.80%, 10/01/2024	1,324,000	1,315,030

		4,377,058

Household Durables - 0.2%
D.R. Horton, Inc.
4.38%, 09/15/2022	3,378,000	3,418,924

Industrial Conglomerates - 0.1%
General Electric Co.
4.13%, 10/09/2042	1,481,000	1,579,190

Insurance - 1.6%
American International Group, Inc.
3.88%, 01/15/2035	1,727,000	1,850,186
Enstar Group Ltd.
3.10%, 09/01/2031	5,002,000	4,735,334
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031	4,754,000	4,763,451
Global Atlantic Finance Co.
3.13%, 06/15/2031 (A)	4,979,000	4,755,148
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (B), 10/01/2050 (E)	3,249,000	3,180,952
Reinsurance Group of America, Inc.
3-Month LIBOR + 2.67%, 2.87% (B), 12/15/2065	5,842,000	5,404,278

		24,689,349

Interactive Media & Services - 0.5%
Baidu, Inc.
4.38%, 05/14/2024	4,652,000	4,885,589
Tencent Holdings Ltd.
3.28%, 04/11/2024 (A)	2,683,000	2,758,473

		7,644,062

IT Services - 0.2%
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	2,902,000	2,707,653

Transamerica Funds	Page 4

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 0.2%
Flowserve Corp.
2.80%, 01/15/2032	$ 2,501,000	$ 2,354,651

Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	1,925,000	1,977,387
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (A)	2,020,000	2,020,000
Comcast Corp.
2.94%, 11/01/2056 (A)	866,000	767,483
NBCUniversal Media LLC
4.45%, 01/15/2043	1,792,000	2,040,660
ViacomCBS, Inc.
4.20%, 05/19/2032	1,572,000	1,706,012

		8,511,542

Metals & Mining - 0.6%
Anglo American Capital PLC
4.00%, 09/11/2027 (A)	2,277,000	2,404,365
4.75%, 04/10/2027 (A)	905,000	990,595
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	3,864,000	3,917,130
Glencore Funding LLC
2.63%, 09/23/2031 (A)	2,659,000	2,487,223

		9,799,313

Multi-Utilities - 0.3%
Black Hills Corp.
4.25%, 11/30/2023	2,555,000	2,661,110
CMS Energy Corp.
3.88%, 03/01/2024	387,000	401,320
4.88%, 03/01/2044	521,000	625,792
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	1,115,000	1,128,117

		4,816,339

Oil, Gas & Consumable Fuels - 2.8%
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,670,000	1,667,917
BP Capital Markets PLC
3.12%, 05/04/2026	4,209,000	4,325,813
Chevron USA, Inc.
3.25%, 10/15/2029	2,185,000	2,314,196
Energy Transfer LP
4.90%, 02/01/2024	1,530,000	1,603,828
5.15%, 03/15/2045	891,000	953,573
5.95%, 10/01/2043	691,000	795,912
7.60%, 02/01/2024	2,160,000	2,340,336
Enterprise Products Operating LLC
4.25%, 02/15/2048	5,311,000	5,654,977
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	1,698,000	1,770,102
Occidental Petroleum Corp.
5.55%, 03/15/2026	5,039,000	5,379,133
Petroleos Mexicanos
6.84%, 01/23/2030	3,109,000	3,171,491
6.88%, 08/04/2026	2,785,000	2,984,128
7.69%, 01/23/2050	641,000	593,457
Pioneer Natural Resources Co.
2.15%, 01/15/2031	3,281,000	3,073,614
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	1,655,000	1,669,810

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	$ 1,544,000	$ 1,655,968
Saudi Arabian Oil Co.
1.25%, 11/24/2023 (A)	323,000	320,578
Shell International Finance BV
2.50%, 09/12/2026	2,756,000	2,816,451
3.75%, 09/12/2046	1,527,000	1,639,982
Williams Cos., Inc.
5.40%, 03/04/2044	585,000	695,543

		45,426,809

Pharmaceuticals - 0.8%
Astrazeneca Finance LLC
1.20%, 05/28/2026	1,383,000	1,340,684
AstraZeneca PLC
4.38%, 08/17/2048	1,275,000	1,531,312
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	2,230,000	2,412,916
Bristol-Myers Squibb Co.
1.45%, 11/13/2030	2,420,000	2,224,326
Royalty Pharma PLC
2.20%, 09/02/2030	2,857,000	2,645,630
Viatris, Inc.
2.30%, 06/22/2027	1,329,000	1,311,430
Zoetis, Inc.
2.00%, 05/15/2030	1,735,000	1,649,986

		13,116,284

Professional Services - 0.3%
Equifax, Inc.
2.60%, 12/01/2024	2,138,000	2,175,299
Experian Finance PLC
2.75%, 03/08/2030 (A)	2,582,000	2,581,915

		4,757,214

Road & Rail - 0.4%
Avolon Holdings Funding Ltd.
4.38%, 05/01/2026 (A)	4,648,000	4,835,212
5.50%, 01/15/2026 (A)	1,741,000	1,891,324

		6,726,536

Semiconductors & Semiconductor Equipment - 1.7%
Broadcom, Inc.
1.95%, 02/15/2028 (A)	1,106,000	1,054,039
Intel Corp.
2.88%, 05/11/2024	1,866,000	1,918,455
KLA Corp.
3.30%, 03/01/2050	2,318,000	2,309,785
Lam Research Corp.
3.75%, 03/15/2026	1,851,000	1,975,945
Microchip Technology, Inc.
0.98%, 09/01/2024 (A)	2,438,000	2,371,693
Micron Technology, Inc.
2.70%, 04/15/2032	3,930,000	3,757,159
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.25%, 11/30/2051 (A)	1,240,000	1,150,159
3.40%, 05/01/2030 (A)	1,216,000	1,252,228
QUALCOMM, Inc.
3.25%, 05/20/2027	2,348,000	2,467,571
3.25%, 05/20/2050 (E)	1,599,000	1,648,582
Skyworks Solutions, Inc.
1.80%, 06/01/2026	1,350,000	1,309,319
TSMC Global Ltd.
1.38%, 09/28/2030 (A)	5,908,000	5,367,061

		26,581,996

Transamerica Funds	Page 5

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 0.2%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	$ 570,000	$ 534,375
Infor, Inc.
1.75%, 07/15/2025 (A)	2,732,000	2,665,288

		3,199,663

Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.
2.65%, 05/11/2050	1,986,000	1,808,279
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	2,232,000	2,532,497
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023	1,703,000	1,779,760
Seagate HDD Cayman
4.13%, 01/15/2031	3,751,000	3,679,956
Western Digital Corp.
2.85%, 02/01/2029	3,762,000	3,630,631

		13,431,123

Tobacco - 0.5%
Altria Group, Inc.
2.45%, 02/04/2032	3,009,000	2,736,544
BAT Capital Corp.
2.26%, 03/25/2028	3,028,000	2,873,973
4.91%, 04/02/2030	2,213,000	2,413,071

		8,023,588

Wireless Telecommunication Services - 0.7%
America Movil SAB de CV
4.38%, 07/16/2042	2,100,000	2,404,524
Crown Castle Towers LLC
3.72%, 07/15/2043 (A)	3,233,000	3,269,869
Sprint Corp.
7.88%, 09/15/2023	1,290,000	1,393,200
T-Mobile USA, Inc.
3.50%, 04/15/2031	700,000	682,871
3.88%, 04/15/2030	3,631,000	3,814,194

		11,564,658

Total Corporate Debt Securities (Cost $555,199,004)		554,648,857

FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Brazil - 0.1%
Brazil Government International Bond
4.25%, 01/07/2025	1,440,000	1,512,778

Chile - 0.1%
Chile Government International Bond
3.50%, 01/25/2050	2,200,000	2,109,426

Colombia - 0.2%
Colombia Government International Bond
4.50%, 01/28/2026	3,650,000	3,759,244

Indonesia - 0.3%
Indonesia Government International Bond
4.75%, 01/08/2026 (A)	4,060,000	4,458,007

Mexico - 0.2%
Mexico Government International Bond
3.75%, 01/11/2028	3,481,000	3,676,911

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Panama - 0.1%
Panama Government International Bond
3.88%, 03/17/2028	$ 1,335,000	$ 1,401,937

Peru - 0.1%
Peru Government International Bond
7.35%, 07/21/2025	1,010,000	1,182,609

Poland - 0.0% (F)
Republic of Poland Government International Bond
3.00%, 03/17/2023	500,000	510,825

Qatar - 0.1%
Qatar Government International Bond
3.88%, 04/23/2023 (A)	913,000	942,417

Total Foreign Government Obligations (Cost $18,981,055)		19,554,154

MORTGAGE-BACKED SECURITIES - 8.6%
Alternative Loan Trust
Series 2005-36, Class 2A1A,
1-Month LIBOR + 0.62%, 0.73% (B), 08/25/2035	394,465	358,125
Series 2005-50CB, Class 1A1,
5.50%, 11/25/2035	538,567	503,559
Series 2005-51, Class 3A3A,
1-Month LIBOR + 0.64%, 0.74% (B), 11/20/2035	395,522	369,319
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	4,837,903	2,653,114
Series 2007-5CB, Class 1A31,
5.50%, 04/25/2037	761,706	526,200
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	1,893,357	1,894,443
Series 2012-TFT, Class C,
3.56% (B), 06/05/2030 (A)	7,195,000	6,363,971
BBCMS Trust
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (A)	1,100,000	1,101,887
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2,
2.71% (B), 11/25/2034	27,968	28,858
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1,
2.17% (B), 02/25/2034	21,186	21,492
Series 2005-3, Class 1A2,
1-Month LIBOR + 0.58%, 0.69% (B), 04/25/2035	78,439	73,505
CIM Trust
Series 2021-R6, Class A1,
1.43% (B), 07/25/2061 (A)	7,584,235	7,395,156
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	830,796	856,313
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	2,065,000	2,151,395
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	285,112	288,491
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	45,329	45,330
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	320,493	324,508

Transamerica Funds	Page 6

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc. (continued)
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (A)	$ 1,643,015	$ 1,663,144
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (B), 08/10/2050	565,000	588,734
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (A)	3,392,431	3,384,325
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	4,680,000	4,856,684
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (A)	8,485,000	8,743,887
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (A)	7,035,000	6,986,021
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 0.25% (B), 12/27/2036 (A)	428,386	432,006
Series 2021-RPL2, Class A1A,
1.11% (B), 01/25/2060 (A)	7,243,072	6,970,044
Series 2021-RPL6, Class A1,
2.00% (B), 10/25/2060 (A)	4,989,272	4,930,374
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (A)	6,050,000	6,105,918
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
3.75% (B), 03/18/2035	6,828	6,701
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (B), 04/10/2031 (A)	4,664,567	4,618,007
HarborView Mortgage Loan Trust
Series 2004-4, Class 2A,
1-Month LIBOR + 0.56%, 0.66% (B), 06/19/2034	174,543	170,789
Impac CMB Trust
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 0.91% (B), 10/25/2034	7,007	6,976
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.10% (B), 08/25/2037	305,765	276,494
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (A)	6,261,365	5,447,388
Series 2014-DSTY, Class B,
3.77%, 06/10/2027 (A)	4,800,000	1,344,000
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
1.60% (B), 02/25/2034	17,356	16,656
Series 2006-A2, Class 5A1,
2.27% (B), 11/25/2033	10,923	11,081
Series 2006-S3, Class 1A12,
6.50%, 08/25/2036	156,009	82,750
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1,
2.63% (B), 11/25/2035 (A)	208,840	148,969
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 0.75% (B), 10/25/2028	7,591	7,494
Series 2004-A1, Class 2A1,
2.23% (B), 02/25/2034	55,398	57,021
Series 2005-A4, Class 2A2,
2.39% (B), 07/25/2035	48,998	47,244

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	$ 1,800,000	$ 1,814,654
Series 2013-C11, Class B,
4.35% (B), 08/15/2046	1,035,000	769,564
Morgan Stanley Resecuritization Trust
Series 2014-R4, Class 4A,
2.67% (B), 11/21/2035 (A)	12,911	12,896
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (B), 12/25/2052 (A)	933,220	935,986
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	390,627	403,920
Series 2014-2A, Class A3,
3.75% (B), 05/25/2054 (A)	293,341	301,490
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	1,050,691	1,085,650
Series 2015-2A, Class A1,
3.75% (B), 08/25/2055 (A)	1,313,371	1,353,879
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	1,218,255	1,258,636
Series 2016-3A, Class A1B,
3.25% (B), 09/25/2056 (A)	1,724,668	1,768,015
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	2,169,289	2,262,089
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	940,767	977,266
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	5,300,872	5,495,587
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	1,767,798	1,833,037
Series 2018-1A, Class A1A,
4.00% (B), 12/25/2057 (A)	1,051,667	1,096,432
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	6,873,451	7,049,309
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	1,826,075	1,860,662
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (A)	10,807,000	10,863,638
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (A)	6,500,000	5,826,935
RALI Trust
Series 2007-QO4, Class A1A,
1-Month LIBOR + 0.38%, 0.49% (B), 05/25/2047	320,392	310,749
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1,
2.94% (B), 07/25/2035	237,354	173,589
Series 2007-3, Class 3A1,
3.08% (B), 04/25/2047	585,156	361,478
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 0.80% (B), 01/19/2034	16,180	16,184
Towd Point Mortgage Trust
Series 2021-1, Class A1,
2.25% (B), 11/25/2061 (A)	5,388,001	5,404,539

Transamerica Funds	Page 7

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A,
1-Month LIBOR + 0.58%, 0.69% (B), 07/25/2045	$ 21,335	$ 21,123
Series 2007-OA6, Class 1A1B,
12-MTA + 0.81%, 0.90% (B), 07/25/2047	13,837	268
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class B,
3.78%, 02/15/2048	3,000,000	3,064,899

Total Mortgage-Backed Securities (Cost $146,351,267)		138,180,847

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (F)
Georgia - 0.0% (F)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	273,000	397,014

Total Municipal Government Obligation (Cost $323,880)		397,014

U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.0%
Federal Home Loan Mortgage Corp.
6-Month LIBOR + 1.36%, 1.48% (B), 05/01/2037	14,376	14,828
6-Month LIBOR + 1.57%, 1.70% (B), 02/01/2037	2,507	2,520
6-Month LIBOR + 1.57%, 1.72% (B), 04/01/2037	29,741	30,462
12-Month LIBOR + 1.66%, 1.96% (B), 01/01/2038	54,811	57,263
12-Month LIBOR + 1.73%, 1.98% (B), 09/01/2035	174,053	180,880
12-Month LIBOR + 1.75%, 2.00% (B), 12/01/2034	6,501	6,696
12-Month LIBOR + 1.80%, 2.05% (B), 09/01/2037	10,429	10,933
6-Month LIBOR + 2.12%, 2.25% (B), 05/01/2037	4,991	5,022
12-Month LIBOR + 1.90%, 2.28% (B), 02/01/2041	66,790	68,523
5.00%, 12/01/2035	240,086	271,459
6.00%, 05/01/2031	170,869	191,609
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	8,325,996	8,600,848
3.01%, 07/25/2025	12,812,000	13,351,014
3.06% (B), 08/25/2024	4,932,789	5,102,268
3.17%, 10/25/2024	2,140,000	2,226,471
3.49%, 01/25/2024	6,965,000	7,218,550
Federal National Mortgage Association
6-Month LIBOR + 0.95%, 1.08% (B), 08/01/2037	1,287	1,308
6-Month LIBOR + 1.53%, 1.65% (B), 08/01/2034	726	727
6-Month LIBOR + 1.51%, 1.68% (B), 01/01/2035	4,921	5,091
12-Month LIBOR + 1.74%, 2.04% (B), 08/01/2035	20,430	21,411
12-Month LIBOR + 1.75%, 2.13% (B), 03/01/2041	12,682	12,703
3.50%, 07/01/2028 - 01/01/2029	1,166,308	1,230,599
4.50%, 02/01/2025 - 04/01/2025	43,893	45,743
5.00%, 04/01/2039 - 11/01/2039	5,615,449	6,205,957
5.50%, 04/01/2036 - 12/01/2041	2,854,666	3,246,323

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6.00%, 02/01/2034 - 01/01/2040	$ 2,540,316	$ 2,883,901
6.50%, 06/01/2038 - 05/01/2040	1,039,805	1,191,515
Government National Mortgage Association, Interest Only STRIPS
0.67% (B), 02/16/2053	2,841,121	56,111
Tennessee Valley Authority
5.88%, 04/01/2036	2,768,000	3,931,247
Uniform Mortgage-Backed Security
2.00%, TBA (C)	83,402,000	82,359,501
2.50%, TBA (C)	103,255,000	103,378,752
3.00%, TBA (C)	57,724,000	58,998,695
3.50%, TBA (C)	36,685,000	38,238,380
4.00%, TBA (C)	12,709,000	13,429,342

Total U.S. Government Agency Obligations (Cost $352,998,572)		352,576,652

U.S. GOVERNMENT OBLIGATIONS - 24.4%
U.S. Treasury - 20.9%
U.S. Treasury Bond
1.25%, 05/15/2050	10,581,000	8,625,582
1.38%, 08/15/2050	1,413,000	1,188,576
1.88%, 02/15/2051 - 11/15/2051	15,476,000	14,702,755
2.00%, 02/15/2050	10,433,000	10,190,922
2.25%, 08/15/2046	3,501,000	3,553,515
2.38%, 05/15/2051	3,830,000	4,063,391
2.50%, 02/15/2045 - 05/15/2046	42,510,200	44,996,656
2.75%, 08/15/2042 (E)	2,924,500	3,209,753
2.75%, 11/15/2047	1,522,000	1,703,629
2.88%, 08/15/2045 (E)	6,203,000	7,005,755
2.88%, 05/15/2049	3,692,500	4,277,530
3.00%, 05/15/2042 - 08/15/2048	7,297,300	8,458,604
3.13%, 02/15/2042	4,983,000	5,783,784
3.13%, 05/15/2048 (E)	414,000	497,609
3.63%, 02/15/2044	9,479,600	11,892,084
4.50%, 02/15/2036 (E)	8,593,200	11,461,852
5.25%, 02/15/2029	4,198,100	5,177,602
U.S. Treasury Note
0.13%, 12/31/2022	4,565,000	4,538,430
0.25%, 05/31/2025	3,253,000	3,127,582
0.63%, 05/15/2030 - 08/15/2030	11,796,000	10,745,739
0.88%, 06/30/2026	2,410,100	2,337,232
1.13%, 02/15/2031	8,409,000	7,961,943
1.25%, 11/30/2026 (E)	12,997,000	12,781,737
1.38%, 11/15/2031	5,848,000	5,636,010
1.50%, 08/15/2026 - 02/15/2030	22,038,700	21,918,024
1.63%, 05/15/2026 - 05/15/2031	16,388,900	16,307,518
1.63%, 08/15/2029 (E)	4,823,000	4,786,451
1.75%, 05/15/2023	1,619,200	1,636,277
2.13%, 06/30/2022	2,305,000	2,321,207
2.25%, 11/15/2025 (E)	13,337,500	13,695,945
2.25%, 11/15/2027	9,281,400	9,568,181
2.38%, 01/31/2023 - 02/29/2024	5,427,000	5,545,770
2.50%, 08/15/2023 - 01/31/2024	9,006,000	9,224,916
2.63%, 02/15/2029	2,275,400	2,408,013
2.88%, 05/15/2028 - 08/15/2028	35,899,800	38,394,454
3.13%, 11/15/2028	13,172,000	14,336,899

		334,061,927

U.S. Treasury Inflation-Protected Securities - 3.5%
U.S. Treasury Inflation-Indexed Bond
0.25%, 02/15/2050	7,006,653	7,740,892
1.75%, 01/15/2028	4,133,600	4,838,949
2.50%, 01/15/2029	12,399,738	15,460,762

Transamerica Funds	Page 8

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note
0.13%, 07/15/2030	$ 7,239,435	$ 7,859,689
0.63%, 01/15/2024	18,561,845	19,558,578

		55,458,870

Total U.S. Government Obligations (Cost $381,689,913)		389,520,797

	Shares	Value
PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 6.67% (B)	52,502	1,413,354

Electric Utilities - 0.0% (F)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (B)	7,998	197,151

Total Preferred Stocks (Cost $1,614,154)		1,610,505

	Principal	Value
COMMERCIAL PAPER - 16.7%
Banks - 6.2%
Australia & New Zealand Banking Group Ltd.
0.20% (G), 03/11/2022	$ 16,000,000	15,998,579
Bank of Nova Scotia
0.22% (G), 03/11/2022	6,900,000	6,899,297
Concord Minutemen Capital Co. LLC
0.16% (G), 02/10/2022	13,000,000	12,999,697
DBS Bank Ltd.
0.15% (G), 02/15/2022	17,700,000	17,699,336
Mackinac Funding Co. LLC
0.21% (G), 03/03/2022	16,000,000	15,997,754
Macquarie Bank Ltd.
0.20% (G), 02/24/2022	10,108,000	10,107,245
0.26% (G), 03/07/2022	2,320,000	2,319,678
Sumitomo Mitsui Banking Corp.
0.14% (G), 02/09/2022	17,700,000	17,699,717

		99,721,303

Capital Markets - 0.6%
Cedar Springs Capital Co. LLC
0.17% (G), 02/07/2022	9,425,000	9,424,853

Diversified Financial Services - 7.9%
Anglesea Funding PLC
0.21% (G), 03/11/2022	16,000,000	15,997,400
Atlantic Asset Securitization LLC
0.24% (G), 04/20/2022	9,000,000	8,994,648
0.28% (G), 04/29/2022	7,900,000	7,894,303
Barton Capital SA
0.24% (G), 04/07/2022	7,900,000	7,896,408
Bennington Stark Capital Co. LLC
0.18% (G), 02/17/2022	14,908,000	14,907,296
La Fayette Asset Securitization LLC
0.25% (G), 03/09/2022	17,000,000	16,997,502
Nieuw Amsterdam Receivables Corp.
0.15% (G), 02/02/2022	16,000,000	15,999,929
Sheffield Receivables Co. LLC
0.15% (G), 02/08/2022	17,500,000	17,499,685

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Starbird Funding Corp.
0.13% (G), 02/04/2022	$ 3,000,000	$ 2,999,973
Victory Receivables Corp.
0.19% (G), 03/02/2022	7,060,000	7,059,294
0.23% (G), 04/12/2022	9,350,000	9,345,408

		125,591,846

Food Products - 1.7%
Britannia Funding Co.
0.16% (G), 02/10/2022	15,250,000	15,249,602
0.18% (G), 02/10/2022	12,000,000	11,999,687

		27,249,289

Software - 0.3%
Manhattan Asset Funding Co. LLC
0.14% (G), 02/01/2022	4,873,000	4,872,989

Total Commercial Paper (Cost $266,852,548)		266,860,280

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.6%
U.S. Treasury Bill
0.05% (G), 03/31/2022	41,508,000	41,500,867

Total Short-Term U.S. Government Obligation (Cost $41,504,957)		41,500,867

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (G)	6,726,685	6,726,685

Total Other Investment Company (Cost $6,726,685)		6,726,685

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 0.00% (G), dated 01/31/2022, to be repurchased at $7,197,084 on 02/01/2022. Collateralized by a U.S. Government Obligation, 3.63%, due 04/15/2028, and with a value of $7,341,050.	$ 7,197,084	7,197,084

Total Repurchase Agreement (Cost $7,197,084)		7,197,084

Total Investments (Cost $1,889,793,143)		1,888,604,533
Net Other Assets (Liabilities) - (18.0)%		(288,436,754)

Net Assets - 100.0%		$ 1,600,167,779

Transamerica Funds	Page 9

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$109,830,791	$—	$109,830,791
Corporate Debt Securities	—	554,648,857	—	554,648,857
Foreign Government Obligations	—	19,554,154	—	19,554,154
Mortgage-Backed Securities	—	138,180,847	—	138,180,847
Municipal Government Obligation	—	397,014	—	397,014
U.S. Government Agency Obligations	—	352,576,652	—	352,576,652
U.S. Government Obligations	—	389,520,797	—	389,520,797
Preferred Stocks	1,610,505	—	—	1,610,505
Commercial Paper	—	266,860,280	—	266,860,280
Short-Term U.S. Government Obligation	—	41,500,867	—	41,500,867
Other Investment Company	6,726,685	—	—	6,726,685
Repurchase Agreement	—	7,197,084	—	7,197,084

Total Investments	$8,337,190	$1,880,267,343	$—	$1,888,604,533

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the total value of 144A securities is $394,998,164, representing 24.7% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $25,357,366, collateralized by cash collateral of $6,726,685 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $19,149,726. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Rates disclosed reflect the yields at January 31, 2022.
(H)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 10

Transamerica Intermediate Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Intermediate Bond (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Funds	Page 11

Transamerica Intermediate Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 12